Share-based awards- RSUs (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2021 $ / shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2019 CNY (¥)	Mar. 31, 2021 CNY (¥) shares
Weighted-average grant-date fair value
Share-based compensation expense | ¥		¥ 50,120	¥ 31,742	¥ 37,491
RSUs
Summary of changes in the RSUs
Awarded and unvested at beginning of year | shares		65,458,962
Granted | shares		27,991,107
Vested | shares		(25,778,912)
Cancelled/forfeited | shares		(4,307,920)
Awarded and unvested at end of year | shares		63,363,237	65,458,962
Expected to vest | shares					52,458,305
Weighted-average grant-date fair value
Awarded and unvested at beginning of year | $ / shares	$ 159.66
Granted | $ / shares	226.01
Vested | $ / shares	147.40
Cancelled/forfeited | $ / shares	185.69
Awarded and unvested at end of year | $ / shares	192.19
Expected to vest | $ / shares	$ 191.21
Unamortized compensation costs | ¥					¥ 27,435
Weighted average period over which unamortized compensation costs expected be recognized		2 years
Share-based compensation expense | ¥		¥ 28,934	¥ 25,651	¥ 22,137